Other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Non-Current
Tax credits		$ 20,331	$ 28,927
Receivables from related parties (Note 26)		0	2,127
Trust funds	[1]	107,411	136,689
Prepaid expenses		231	234
Other	[2]	5,220	5,416
Other non current receivables		133,193	173,393
Current
Tax credits		30,270	29,948
Guarantee deposit	[3]	5,992	121,614
Receivables from related parties (Note 26)		9,611	13,203
Prepaid expenses		6,073	3,768
Other		14,585	14,529
Other current receivables		$ 66,531	$ 183,062

[1]	Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.
[2]	As of December 31, 2017 includes fees related to Initial Public Offering project for USD 2.8 million.
[3]	As of December 31, 2017 includes a time deposit of CAAP for USD 90.7 million in pledge of a loan of Infram rica Concession ria do Aeroporto de Brasilia S.A. with Banco Santander that was released in 2018 (see Note 21).